Convertible bonds	6 Months Ended
Jun. 30, 2025
Convertible Bonds
Convertible bonds

Note 9 — Convertible bonds

Convertible bonds consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Investors	-	52,687,296	7,360,000

During the six months ended June 30, 2025, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note. Each note has a term of 360 days and bears an interest at 0% per annum. The notes were convertible at the holder’s election into ordinary shares of the Company at a discount to the Company’s market price, calculated as 70% of the lowest closing price in the preceding 60 trading days. As the conversion feature required physical settlement in the Company’s own equity and did not meet the net settlement criteria, the embedded conversion option does not meet the definition of a derivative under ASC 815-10-15-83 and was not accounted for separately. Furthermore, as all outstanding notes were converted into ordinary shares shortly after, no interest expense was recognized, and any potential beneficial conversion feature was not material to the financial statements. If an event of default on the Note occurs, interest shall accrue on the outstanding balance at the rate equal to the lesser of 10% per annum or the maximum rate permitted under applicable law until paid. Each Investors has the right at any time after the purchase amount has been paid in full, at its election, to convert all or a portion of the outstanding balance under each of the note into ordinary shares of the Company of par value US$0.8. As of December 31, 2024 and June 30, 2025, there were RMB nil and RMB 52,687,296 (USD 7,360,000) convertible bonds outstanding, respectively.